Earnings per share (Tables)	6 Months Ended
Dec. 31, 2025
Earnings per share [Abstract]
Earnings Per Share
	6 months ended 31-Dec-25	12 months ended 30-Jun-25
	$’000	$’000

Earnings used in calculating earnings per share
Loss after income tax attributable to the owners of ioneer Limited	(4,070)	(9,554)

Weighted average number of ordinary shares used as the denominator	Number	Number

Issued ordinary shares - opening balance	2,357,575,511	2,325,614,708
Effect of shares issued	56,390,855	31,960,803
Weighted average number of ordinary shares	2,413,966,366	2,357,575,511

Weighted average number of shares (diluted)	31-Dec-25	30-Jun-25

Weighted average number of ordinary shares for basic EPS	2,413,966,366	2,357,575,511
Effect of dilution from options and rights on issue	-	-
Weighted average number of ordinary shares adjusted for effect of dilution	2,413,966,366	2,357,575,511

The options and performance rights are anti-dilutive and have been excluded from the diluted EPS calculation below:

	31-Dec-25 Cents	30-Jun-25 Cents

Basic earnings per share	(0.17)	(0.41)
Diluted earnings per share	(0.17)	(0.41)